-RELATED PARTIES	12 Months Ended
Dec. 31, 2011
-RELATED PARTIES

NOTE J—RELATED PARTIES

The Company has a Note Receivable with one of its officers and major shareholders.  The note is payable on demand and bears 8% interest per annum.  The outstanding balance as of December 31, 2011 is $219,284.

Annual payments including principal and interest are as follows:

Year	Interest and Principal Payments
2012	$ 31,926
2013	31,926
2014	31,926
2015	31,926
2016	31,926
2016 and thereafter	122,977
Total Interest and Principal Payments	$ 282,608

Interest Income for the years December 31, 2011 and 2010 were $17,531 and $17,741.